Note 17 - Other Expenses (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three	Three
	months ended	months ended
	June 30, 2019	June 30, 2018
Amortization of intangible assets	$7,612	$4,070
Depreciation of property and equipment	2,988	889
Bad debt expense	17,287	16,706
Share-based compensation	7,118	1,694
Other	760	-
	$35,765	$23,359

Disclosure of employee benefits [text block]
	Three	Three
	months ended	months ended
	June 30, 2019	June 30, 2018
Wages, salaries and commissions	$61,757	$61,508
Benefits	7,270	4,881
	$69,027	$66,389